Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 59,469,868	$ 83,899,070
Accounts receivable	209,923	65,739
Other receivables	270,274	341,388
Prepaid expenses	1,487,913	2,834,192
Total current assets	61,437,978	87,140,389
Non-current assets
Property and equipment	295,738	356,493
Intangible assets	294,802	379,246
Total assets	62,028,518	87,876,128
Current liabilities
Accounts payable and accrued liabilities	9,334,158	4,859,352
Current portion of lease liability	50,447	44,708
Derivative liability	419,901	6,661,122
Total current liabilities	9,804,506	11,565,182
Non-current liabilities
Lease liability (note 9)	22,424	72,871
Total liabilities	9,826,930	11,638,053
Equity
Share capital (note 11)	147,545,399	142,918,829
Warrants (note 13)	3,517,867	4,176,780
Contributed surplus (note 12)	15,586,832	12,660,329
Deficit	(114,448,510)	(83,517,863)
Total equity	52,201,588	76,238,075
Total equity and liabilities	$ 62,028,518	$ 87,876,128